AXONIC STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS (1.13%)
Financials (1.13%)
ACRES Commercial Realty Corp. REIT(a)	73,933	$1,293,828
Granite Point Mortgage Trust, Inc. REIT	247,670	3,494,624
Ladder Capital Corp. REIT	461,530	5,270,672
New Residential Investment Corp. REIT	21,330	208,181
Nexpoint Real Estate Finance, Inc. REIT	1,161	22,640
PennyMac Mortgage Investment Trust REIT	97,107	1,914,950
TPG RE Finance Trust, Inc. REIT	66,940	880,930
		13,085,825
TOTAL COMMON STOCKS
(Cost $11,883,304)		13,085,825

PREFERRED STOCKS (2.07%)
Financials (2.07%)
ACRES Commercial Realty Corp., Series D, 7.88%(b)	200,000	5,026,000
Arbor Realty Trust, Series D, 6.38%(b)	200,000	5,120,000
KKR Real Estate Finance Trust, Inc., Series A, 6.50%(b)	115,000	3,114,200
MFA Financial, Inc., Series B, 7.50%(b)	58,350	1,472,171
New Residential Investment Corp., Series C, 6.38%(b)(c)	2,000	47,160
New York Mortgage Trust, Inc., Series F, 6.88%(b)(c)	200,000	4,876,000
Ready Capital Corp., Series E, 6.50%(b)	20,000	510,000
TPG RE Finance Trust, Inc., Series C, 6.25%(b)	160,000	3,926,400
		24,091,931
TOTAL PREFERRED STOCKS
(Cost $23,870,517)		24,091,931

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (21.66%)
Affirm Asset Securitization Trust, Series 2021-B, Class E(d)	4.61%	04/15/24	$4,200,000	$4,210,500
American Credit Acceptance Receivables Trust, Series 2021-1, Class F(d)	4.01%	05/13/24	900,000	915,750
Business Jet Securities, Series 2021-1A, Class C(d)	5.07%	04/15/27	2,397,943	2,409,453
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(d)	5.30%	06/15/25	2,823,520	2,664,274
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(d)	6.50%	08/15/25	19,166,000	18,978,173
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(d)	3.97%	04/15/26	6,027,645	6,055,975
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(d)	5.10%	04/15/26	2,820,869	2,662,900
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(d)	6.66%	07/15/27	2,238,934	2,375,956
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(d)	7.00%	10/15/26	8,470,519	8,805,105
Clarus Securities, Inc., Series 2020-2	17.00%	12/10/27	30,000,000	30,003,000
Falcon Aerospace, Ltd., Series 2019-1, Class A(d)	3.60%	09/15/26	839,236	836,718
Falcon Aerospace, Ltd., Series 2019-1, Class B(d)	4.79%	09/15/26	1,720,497	1,624,494
First Investors Auto Owner Trust, Series 2021-1A, Class F(d)	5.37%	02/15/25	1,270,000	1,325,372
GAIA Aviation, Ltd., Series 2019-1, Class B(d)(e)	5.19%	12/15/26	17,299,031	16,465,218
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(d)	4.34%	12/25/26	30,000,000	30,498,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(d)	4.46%	12/15/25	456,048	457,644
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(d)	5.27%	12/15/25	1,080,960	1,019,237
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(d)	3.72%	07/15/26	1,318,289	1,321,058

	Rate	Maturity Date	Principal Amount	Value
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B(d)	4.70%	07/15/26	$2,483,333	$2,324,897
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(d)	3.43%	11/15/26	4,611,105	4,623,555
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(d)	4.46%	11/15/26	6,625,405	6,266,308
JOL Air, Ltd., Series 2019-1, Class B(d)	4.95%	04/15/26	16,633,502	15,457,514
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(d)	8.48%	07/25/25	2,350,000	2,365,040
Kabbage Funding LLC, Series 2019-1, Class E(d)	7.39%	03/15/22	4,439,617	4,436,953
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class A(d)	3.38%	02/15/27	1,176,279	1,170,633
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(d)	4.34%	02/15/27	4,186,858	3,907,176
MAPS 2021-1 Trust, Series 2021-1A, Class C(d)	5.44%	06/15/28	6,175,625	6,257,761
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C(d)	4.21%	02/28/23	18,500,000	18,644,300
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D(d)	6.26%	02/28/23	12,000,000	12,034,800
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(d)	3.97%	06/15/26	3,044,301	3,049,172
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(d)	4.95%	06/15/26	1,656,250	1,528,884
Project Silver, Series 2019-1, Class A(d)	3.97%	07/15/26	9,315,125	9,278,796
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(d)	5.79%	07/15/25	1,370,000	1,447,679
START Ireland, Series 2019-1, Class B(d)	5.10%	03/15/26	3,009,496	2,859,323
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class B(d)(e)	5.07%	09/15/38	3,491,964	3,236,003
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class A(d)	3.67%	11/15/26	4,086,476	4,057,871
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(d)	4.75%	11/15/26	10,868,487	9,926,189
WAVE LLC, Series 2019-1, Class B(d)	4.58%	09/15/27	6,613,228	6,152,286

TOTAL ASSET-BACKED SECURITIES
(Cost $247,156,394)				251,653,967

BANK LOANS (2.05%)
Fly Willow Funding, Ltd.(c)	7.00%	10/15/25	11,838,750	11,875,805
KREF Holdings X LLC(c)	5.75%	08/05/27	11,940,000	11,940,000

TOTAL BANK LOANS
(Cost $23,060,172)				23,815,805

COLLATERALIZED LOAN OBLIGATIONS (1.26%)
Golub Capital Partners TALF LP, Series 2020-1A, Class C(c)(d)	3M US L + 3.65%	10/20/29	10,000,000	10,009,521
Oaktree CLO, Series 2014-1A, Class DR(c)(d)	3M US L + 6.30%	05/13/29	4,586,486	4,586,486

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $14,652,129)				14,596,007

COMMERCIAL MORTGAGE-BACKED SECURITIES (24.74%)
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(c)(d)	1M US L + 3.20%	03/15/34	11,000,000	10,821,800
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H(c)(d)	6.07%	02/10/51	5,634,874	5,588,668
BBCMS Mortgage Trust, Series 2018-TALL, Class E(c)(d)	1M US L + 2.44%	03/15/37	12,161,000	11,773,064
BCP Trust, Series 2021-330N, Class E(c)(d)	1M US L + 3.64%	06/15/23	15,300,000	15,194,430
BCP Trust, Series 2021-330N, Class F(c)(d)	1M US L + 4.63%	06/15/23	8,500,000	8,449,850
Beast Mortgage Trust, Series 2021-1818, Class F(c)(d)	1M US L + 4.45%	03/15/26	3,125,000	3,130,938
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A(c)(d)	4.46%	05/25/52	4,553,892	4,588,502
BX Trust, Series 2019-ATL, Class G(c)(d)	1M US L + 3.49%	10/15/21	7,500,000	7,280,250

	Rate	Maturity Date	Principal Amount	Value
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(c)(d)	4.66%	04/15/24	$4,600,000	$4,399,440
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWC(d)	3.84%	09/15/29	5,890,000	5,695,041
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(d)	4.52%	09/15/29	4,988,052	4,731,167
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class F(c)(d)	3.65%	07/15/26	11,700,000	10,728,830
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(c)(d)	3.65%	07/15/26	6,311,004	5,420,407
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(c)(d)	1M US L + 6.16%	10/15/25	11,500,000	11,616,150
Extended Stay America Trust, Series 2021-ESH, Class F(c)(d)	1M US L + 3.70%	07/15/26	5,000,000	5,051,500
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(c)(f)	2.04%	12/25/24	78,337,131	2,240,442
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021-KG05, Class X3(c)(f)	2.61%	01/25/34	12,100,000	2,467,190
FREMF Mortgage Trust, Series 2016-KF24, Class B(c)(d)	1M US L + 5.00%	10/25/26	3,735,878	3,890,170
FREMF Mortgage Trust, Series 2020-KI05, Class B(c)(d)	1M US L + 2.30%	07/25/24	778,640	770,308
FRESB Mortgage Trust, Series 2019-SB66, Class X1(c)(f)	0.93%	07/25/29	46,422,251	3,337,760
FRESB Mortgage Trust, Series 2020-SB76, Class X1(c)(f)	1.20%	05/25/30	14,342,853	1,011,171
FRESB Mortgage Trust, Series 2020-SB77, Class X1(c)(f)	1.09%	06/25/27	20,658,109	1,218,828
FRESB Mortgage Trust, Series 2020-SB78, Class X1(c)(f)	1.18%	06/25/30	35,304,460	2,912,618
FRESB Mortgage Trust, Series 2020-SB79, Class X1(c)(f)	1.24%	07/25/40	17,239,561	1,255,040
FRESB Mortgage Trust, Series 2020-SB81, Class X1(c)(f)	1.08%	10/25/30	24,384,638	1,948,333
FRESB Mortgage Trust, Series 2021-SB82, Class X1(c)(f)	1.14%	10/25/40	60,461,364	4,564,833
FRESB Mortgage Trust, Series 2021-SB83, Class X1(c)(f)	0.88%	12/25/30	32,716,558	2,205,096
FRESB Mortgage Trust, Series 2021-SB84, Class X1(c)(f)	0.57%	01/25/31	34,169,099	1,728,956
FRESB Multifamily Structured Pass Through Certificates, Series 2020-SB80, Class X1(c)(f)	1.15%	09/25/30	66,787,761	5,363,057
FRR Re-REMIC Trust, Series 2018-C1, Class C720(c)(d)	0.00%	08/27/47	6,894,000	6,639,611
Government National Mortgage Association, Series 2018-16, Class IO(c)(f)	0.60%	03/16/59	91,488,706	4,428,053
Government National Mortgage Association, Series 2017-50, Class IO(c)(f)	0.72%	01/16/57	28,005,494	1,274,250
Government National Mortgage Association, Series 2020-161, Class IO(c)(f)	1.05%	08/16/62	53,915,660	4,803,885
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(d)	3.91%	08/05/22	3,000,000	2,843,400
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(c)(d)	1M US L + 1.83%	08/05/34	29,521,000	28,080,375
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(c)	6.72%	02/15/51	17,412,359	17,276,542
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class EYT1(c)(d)	1M US L + 2.05%	12/15/31	4,000,000	3,930,800
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class F(d)	2.72%	12/15/24	4,373,000	4,298,659
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(d)	2.72%	12/15/24	8,311,000	8,013,466
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(d)	5.60%	05/27/26	33,489,760	33,761,028
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(c)(d)	4.93%	03/25/27	498,304	507,284
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(c)(d)	6.30%	02/25/28	774,469	796,171
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M4(d)	5.01%	11/25/29	974,453	1,005,307

	Rate	Maturity Date	Principal Amount	Value
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(c)(d)	6.79%	10/29/29	$3,014,523	$3,058,393
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(c)(d)	4.73%	08/25/28	458,231	468,952
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(c)(d)	5.69%	02/25/50	2,088,118	2,143,666
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(c)(d)	5.03%	03/25/31	2,735,725	2,747,792
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20(d)(g)	0.00%	06/27/22	1,662,589	1,618,697
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK26(d)(g)	0.00%	12/27/22	10,867,466	10,394,731

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $286,916,276)				287,474,901

CONVERTIBLE CORPORATE BONDS (6.62%)
ACRES Commercial Realty Corp.	4.50%	08/15/22	13,476,000	13,404,577
Granite Point Mortgage Trust, Inc.(d)	5.63%	12/01/22	11,174,000	11,188,526
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	21,221,000	21,369,547
MFA Financial, Inc.	6.25%	06/15/24	16,734,000	17,072,027
Redwood Trust, Inc.	5.63%	07/15/24	3,563,000	3,646,731
RWT Holdings, Inc.	5.75%	10/01/25	10,000,000	10,234,000

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $74,809,578)				76,915,408

CORPORATE BONDS (5.60%)
Ambac Assurance Corp.(b)(d)	5.10%		14,888,509	21,067,240
Apollo Commercial Real Estate Finance, Inc.(d)	4.63%	06/15/29	7,000,000	6,860,000
GKN Subordinated CTL Pass-Through Trust/Auburn MI(d)(g)	0.00%	03/15/30	7,076,849	3,911,374
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(d)	5.75%	01/20/26	1,000,000	1,050,740
New Residential Investment Corp.(d)	6.25%	10/15/25	5,429,000	5,442,573
Nexpoint Real Estate Finance, Inc.	5.75%	05/01/26	3,000,000	3,078,300
Sitka Holdings LLC(c)(d)	3M US L + 4.50%	07/06/26	23,477,000	23,594,385

TOTAL CORPORATE BONDS
(Cost $63,187,268)				65,004,612

RESIDENTIAL MORTGAGE-BACKED SECURITIES (18.76%)
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(d)(e)	5.61%	07/25/23	1,000,000	1,004,781
Alternative Loan Trust, Series 2005-11CB, Class 3A2(c)	1M US L + 0.50%	06/25/35	1,076,546	866,724
Alternative Loan Trust, Series 2006-40T1, Class 1A3(c)	1M US L + 0.55%	01/25/37	6,260,126	3,881,673
Alternative Loan Trust, Series 2006-41CB, Class 2A7(c)	1M US L + 0.60%	01/25/37	3,641,516	1,736,780
Alternative Loan Trust, Series 2006-41CB, Class 2A8(c)	1M US L + 0.65%	01/25/37	3,817,253	1,828,253
Alternative Loan Trust, Series 2007-2CB, Class 1A12(c)	1M US L + 0.50%	03/25/37	1,987,538	991,746
BCAP LLC, Series 2014-RR2, Class 6A9(c)(d)	1M US L + 0.24%	11/26/23	2,405,629	1,537,132
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(c)	1M US L + 0.25%	04/25/37	1,252,581	1,465,899
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(c)	1M US L + 0.35%	04/25/37	511,622	510,374
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(c)	1M US L + 0.40%	10/25/37	3,986,727	3,297,321

	Rate	Maturity Date	Principal Amount	Value
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(c)	1M US L + 0.24%	10/25/36	$421,223	$495,293
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(c)	1M US L + 0.24%	10/25/36	3,366,844	3,958,774
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(c)	1M US L + 0.20%	03/25/37	8,974,976	9,986,686
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(c)	1M US L + 0.24%	04/25/37	8,321,689	9,320,292
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(c)	1M US L + 0.22%	06/25/37	1,100,312	1,070,249
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(c)	1M US L + 0.23%	06/25/37	2,954,723	2,867,145
Bellemeade Re, Ltd., Series 2020-2A, Class M2(c)(d)	1M US L + 6.00%	08/26/30	2,406,753	2,549,627
Bellemeade Re, Ltd., Series 2020-3A, Class M1C(c)(d)	1M US L + 3.70%	10/25/30	4,500,000	4,746,244
Bellemeade Re, Ltd., Series 2020-3A, Class B1(c)(d)	1M US L + 6.35%	10/25/30	2,000,000	2,157,521
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(c)	1M US L + 0.60%	05/25/37	2,613,442	1,276,269
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(c)	1M US L + 0.60%	02/25/37	1,894,163	1,564,322
Connecticut Avenue Securities Trust, Series 2019-R01, Class 2B1(c)(d)	1M US L + 4.35%	07/25/31	7,184,943	7,408,489
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1(c)(d)	1M US L + 4.15%	08/25/31	2,031,482	2,085,832
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1(c)(d)	1M US L + 4.10%	09/25/31	5,943,608	6,100,003
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1(c)(d)	1M US L + 4.10%	07/25/39	1,831,157	1,855,621
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM3, Class B2(c)(d)	4.13%	04/25/66	800,000	807,878
Deephaven Residential Mortgage Trust, Series 2020-2, Class B3(c)(d)	5.89%	05/25/65	3,030,707	3,082,448
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2(c)(d)	3.96%	02/25/25	1,600,000	1,605,373
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(c)	1M US L + 0.32%	08/25/47	4,037,524	3,602,561
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1(c)	1M US L + 4.25%	01/25/31	2,216,000	2,318,439
Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1(c)(d)	1M US L + 6.00%	08/25/50	2,427,528	2,588,104
Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1(c)(d)	4.85%	10/25/50	3,138,520	3,345,709
Freddie Mac Stacr REMIC Trust, Series 2020-DNA6, Class B2(c)(d)	30D US SOFR + 5.62%	12/25/50	1,150,000	1,242,753
Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1(c)(d)	1M US L + 4.25%	10/25/48	2,000,000	2,087,045
Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1(c)(d)	1M US L + 4.40%	02/25/49	2,807,805	2,916,556
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1(c)(d)	30D US SOFR + 3.37%	08/25/33	7,500,000	7,718,657
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(c)(d)	4.21%	07/25/61	1,000,000	1,004,436
GSAMP Trust, Series 2006-HE7, Class M2(c)	1M US L + 0.29%	10/25/36	663,925	671,042
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class B2(c)(d)	4.36%	06/25/56	2,785,000	2,814,107
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M6(c)	1M US L + 1.07%	06/25/35	1,513,980	1,294,803
Lehman Mortgage Trust, Series 2005-2, Class 2A1(c)	1M US L + 0.68%	12/25/35	6,347,644	4,064,046
Lehman Mortgage Trust, Series 2005-2, Class 3A1(c)	1M US L + 0.75%	12/25/35	1,654,262	895,381
Lehman Mortgage Trust, Series 2006-9, Class 1A5(c)	1M US L + 0.60%	01/25/37	2,106,256	1,266,622
Lehman XS Trust, Series 2007-6, Class 3A31(e)	4.48%	05/25/37	3,401,175	3,473,854
Lehman XS Trust, Series 2007-6, Class 3A32(c)	1M US L + 0.50%	05/25/37	3,862,559	3,457,596
Lehman XS Trust, Series 2006-GP1, Class A3A(c)	1M US L + 0.46%	05/25/46	2,547,049	2,892,642

	Rate	Maturity Date	Principal Amount	Value
LHOME Mortgage Trust, Series 2019-RTL2, Class M(d)(e)	6.05%	03/25/22	$500,000	$504,794
LHOME Mortgage Trust, Series 2019-RTL2, Class A2(d)(e)	4.34%	03/25/22	1,091,000	1,103,781
LHOME Mortgage Trust, Series 2019-RTL3, Class A2(d)(e)	4.34%	07/25/22	2,182,000	2,213,431
LHOME Mortgage Trust, Series 2020-RTL2, Class M(d)	7.87%	04/25/23	6,250,000	6,626,370
LHOME Mortgage Trust, Series 2021-RTL2, Class M(d)	4.46%	01/25/24	4,750,000	4,749,931
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(c)	1M US L + 0.37%	10/25/36	1,029,038	229,773
Nationstar Home Equity Loan Trust, Series 2006-B, Class M4(c)	1M US L + 0.44%	09/25/36	2,689,627	2,811,816
New Century Home Equity Loan Trust, Series 2005-3, Class M7(c)	1M US L + 1.30%	07/25/35	4,185,323	4,356,411
RAAC, Series 2007-SP1, Class M3(c)	1M US L + 1.50%	03/25/37	2,789,611	2,624,415
RALI, Series 2005-QS12, Class A8(c)	1M US L + 0.35%	08/25/35	390,126	320,414
RALI, Series 2006-QS2, Class 1A10(c)	1M US L + 0.50%	02/25/36	1,329,476	1,011,600
RALI, Series 2006-QS8, Class A4(c)	1M US L + 0.45%	08/25/36	1,440,825	1,123,902
RALI, Series 2007-QO5, Class A(c)	12M US FED + 1.56%	08/25/47	10,126,651	2,874,106
RAMP, Series 2004-RS12, Class MII5(c)	1M US L + 1.75%	12/25/34	2,215,421	1,955,727
RAMP, Series 2006-RZ5, Class M1(c)	1M US L + 0.36%	08/25/46	4,579,278	4,170,410
Saxon Asset Securities Trust, Series 2005-1, Class M4(c)	1M US L + 1.13%	03/25/35	730,404	613,273
Saxon Asset Securities Trust, Series 2005-4, Class M4(c)	1M US L + 0.93%	11/25/37	1,449,857	1,385,727
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(c)	1M US L + 0.35%	01/25/37	3,069,474	3,145,638
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(c)	1M US L + 1.80%	12/25/35	1,904,792	2,027,050
Specialty Underwriting & Residential Finance, Series 2005-BC2, Class M4(c)	1M US L + 1.07%	12/25/35	5,221,874	4,498,048
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(c)	1M US L + 0.21%	01/25/37	1,781,043	2,419,796
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(c)	1M US L + 0.19%	02/25/37	6,304,484	8,440,316
Structured Asset Securities Corporation, Series 2006-EQ1A, Class M1(c)(d)	1M US L + 0.29%	07/25/36	6,719,129	7,045,570
Toorak Mortgage Corp., Ltd., Series 2019-1, Class A2(d)(e)	4.95%	11/25/21	10,000,000	10,082,434
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(d)(e)	5.80%	07/25/23	9,500,000	9,500,004
Verus Securitization Trust, Series 2021-R3, Class B2(c)(d)	4.07%	04/25/64	3,000,000	3,048,635
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(c)	1M US L + 0.45%	05/25/35	1,641,290	1,373,435

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $208,303,413)				217,969,909

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (18.59%)
First American Government Obligations Fund	0.04%	215,934,823	215,934,823

TOTAL SHORT TERM INVESTMENTS
(Cost $215,934,823)			215,934,823

TOTAL INVESTMENTS (102.48%)
(Cost $1,169,773,874)			$1,190,543,188

Liabilities in Excess of Other Assets (-2.48%)			(28,850,211)
NET ASSETS (100.00%)			$1,161,692,977

(a)	Non-income producing security.
(b)	Perpetual maturity.

(c)	Floating or variable rate security. The Reference Rate is described below. Interest rate shown reflects the rate in effect at July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $642,333,925, which represents 55.29% of net assets as of July 31, 2021.
(e)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2021.
(f)	Interest only securities.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
REIT - Real Estate Investment Trust
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
FED - Federal Funds Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2021 was 0.09%
3M US L - 3 Month LIBOR as of July 31, 2021 was 0.12%
12M US FED - 12 Month US FED as of July 31, 2021 was 0.10%
30D US SOFR - 30 Day US SOFR as of July 31, 2021 was 0.05%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	LCH Ltd.	3 M US L	04/24/2028	15,000,000	USD	1.23%	$(232,287)	$(232,287)
Receive	LCH Ltd.	3 M US L	04/22/2031	15,000,000	USD	1.56%	(437,643)	(437,643)
Receive	LCH Ltd.	3 M US L	05/25/2026	20,000,000	USD	0.91%	(140,285)	(140,285)
Receive	LCH Ltd.	3 M US L	06/11/2028	36,000,000	USD	1.15%	(335,592)	(335,592)
							$(1,145,807)	$(1,145,807)

*	Interest rate swaps receive interest quarterly and pay interest semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund

NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

July 31, 2021

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2021:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$13,085,825	$–	$–	$13,085,825
Preferred Stocks	24,091,931	–	–	24,091,931
Asset-Backed Securities	–	251,653,967	–	251,653,967
Bank Loans	–	23,815,805	–	23,815,805
Collateralized Loan Obligations	–	14,596,007	–	14,596,007
Commercial Mortgage-Backed Securities	–	287,474,901	–	287,474,901
Convertible Corporate Bonds	–	76,915,408	–	76,915,408
Corporate Bonds	–	65,004,612	–	65,004,612
Residential Mortgage-Backed Securities	–	217,969,909	–	217,969,909
Short Term Investments	215,934,823	–	–	215,934,823
Total	$253,112,579	$937,430,609	$–	$1,190,543,188
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$(1,145,807)	$–	$(1,145,807)
Total	$–	$(1,145,807)	$–	$(1,145,807)

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.